Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2020
Warrant Liability
Schedule of Changes in Warrant Liability

The change in the Company’s warrant liability can be summarized as follows:

	Nine months ended	Year ended
	September 30, 2020	December 31, 2019
	$	$
Balance – Beginning of period	2,255	3,634
Issuance of warrants (a)	6,269	3,457
Warrants exercised during the period	—	(318)
Net gain on change in fair value of warrant liability	(1,147)	(4,518)
Warrant liability reclassified to equity (b)	(7,377)	—
Balance – End of period	—	2,255
Current portion of warrant liability	—	6
Long-term portion of warrant liability	—	2,249

Summary of Share Purchase Warrants Outstanding and Exercisable

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of all warrants outstanding as at September 30, 2020.

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
December 2015 Warrants	2,331,000	0.351	7.10	0.11996%	65.47%	0.21	0.00%

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants as at the noted dates of reclassification:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk- free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
As at June 16, 2020:
September 2019 Warrants	3,325,000	0.96	1.65	0.30%	104.5%	4.3	0.00%
February 2020 Investor Warrants	2,608,696	0.96	1.20	0.36%	119.3%	5.2	0.00%
February 2020 Placement Agent Warrants	243,478	0.96	1.62	0.32%	113.3%	4.7	0.00%
As at September 14, 2020:
August 2020 Investor Warrants	9,320,907	0.38	0.47	0.31%	120.5%	5.4	0.00%
August 2020 Placement Agent Warrants	869,952	0.38	0.704063	0.26%	114.6%	4.9	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

Summary of Share Purchase Warrant Activity

A summary of the activity related to the Company’s share purchase warrants that are classified as a liability is provided below.

	Nine months ended		Year ended
	September 30, 2020		December 31, 2019
	Number	Weighted average exercise price	Number	Weighted average exercise price
		$	$
Balance – Beginning of period	6,629,144	4.00	3,391,844	6.23
Exercised	—	—	(87,700)	1.07
Issued (a)	13,043,033	0.65	3,325,000	1.65
Reclassified to equity (b)	(16,368,033)	0.86	—	—
Expired (c)	(973,144)	4.60	—	—
Balance – End of period	2,331,000	7.10	6,629,144	4.00

(a)	Warrants issued

2020

On February 21, 2020, the Company closed a registered direct offering for 3,478,261 common shares, at a purchase price of $1.29 per share, priced at-the-market (note 13). Additionally, the Company issued to the investors unregistered warrants to purchase up to an aggregate of 2,608,696 common shares in a concurrent private placement. The warrants have an exercise price of $1.20 per common share, are exercisable immediately and will expire five and one-half years following the date of issuance. The Company also issued 243,478 warrants to the placement agent with an exercise price of $1.62 per common share, which are exercisable immediately and will expire five years following the date of issuance.

On August 5, 2020, the Company closed a securities purchase agreement with several institutional investors in the United States providing for the sale and issuance of 12,427,876 common shares at a purchase price of $0.56325 per common share in a registered direct offering priced at-the-market under Nasdaq rules. The offering resulted in gross proceeds of approximately $7,000. Concurrently, the Company issued to the purchasers unregistered warrants to purchase up to an aggregate of 9,320,907 common shares. The warrants are exercisable for a period of five and one-half years, exercisable immediately following the issuance date and have an exercise price of $0.47 per common share. In addition, the Company issued unregistered warrants to the placement agent to purchase up to an aggregate of 869,952 common shares, with an exercise price of $0.7040625 per share and an expiration date of August 3, 2025.

2019

On September 20, 2019, the Company entered into a securities purchase agreement for $4,988 (before total transaction costs of $786) of its common shares in a registered direct offering and warrants to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50 (note 13). Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. In a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 3,325,000 common shares. The warrants are exercisable commencing six months from the date of issuance, have an exercise price of $1.65 per share and expire 5 years following the date of issuance.

All issued warrants contain a provision where if, at any time while the warrants are outstanding, the Company completes a Fundamental Transaction (as defined in the warrant agreements) but is generally understood to be a change of control of the Company, the warrant holders will have the right to receive payment for the unexercised warrant (as defined in the warrant agreements).

(b)	Warrant liability reclassified to equity

The Company had issued 3,325,000 unregistered investor warrants in the September 2019 closed direct offering as well as 2,608,696 unregistered investor warrants and 243,478 unregistered placement agent warrants in the February 2020 closed direct offering transaction. The terms of the warrant agreement stated that if the warrants remained unregistered, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants had been accounted for as a liability.

Effective June 16, 2020, the Company registered the common shares underlying these warrants by way of a registration statement which eliminated the cashless exercise option on the warrants, on a one-for-one basis. Accordingly, as of June 16, 2020, the warrant liability was remeasured at fair value using the Black-Scholes option pricing model, with the amount of the remeasurement loss recognized in the condensed interim consolidated statements of comprehensive loss. The carrying value of the warrants was then reclassified from warrant liability to other capital within equity (note 13).

The Company also issued 9,320,907 unregistered investor warrants and 869,952 unregistered placement agent warrants in the August 2020 registered direct offering transaction. The terms of the warrant agreement stated that if the warrants remained unregistered, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants were accounted for as a liability on issuance and measured at fair value using the Black-Scholes option pricing model.. Effective September 14, 2020, the Company registered the common shares underlying these warrants by way of a registration statement which eliminated the cashless exercise option on the warrants, on a one-for-one basis. Accordingly, as of September 14, 2020, the warrant liability was remeasured at fair value using the Black-Scholes option pricing model, with the amount of the remeasurement loss recognized in the condensed interim consolidated statements of comprehensive loss. The carrying value of the warrants was then reclassified from warrant liability to other capital within equity (note 13).

(c)	Warrants expired

On March 10, 2020, the Company had 28,144 share purchase warrants expire, each with an exercise price of $1.07. On May 1, 2020, the Company had 945,000 share purchase warrants expire, each with an exercise price of $4.70.